Net Investment in Sales-type Leases (Schedule of Future Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Leases, Capital [Abstract]
2017	$ 13,283
2018	7,762
2019	3,217
2020	1,291
2021 and thereafter	357
Capital Leases Future Minimum Payments Receivable	$ 25,910